Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair value of derivative instruments
Notional amount	56,292.3	50,438.5
Positive replacement value (PRV)	688.5	837.3
Negative replacement value (NRV)	691.8	844.1
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	4 years 0 months 0 days
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	56,204.2	50,360.9
Positive replacement value (PRV)	685.9	833.3
Negative replacement value (NRV)	690.8	842.7
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	48,323.6	43,052.2
Positive replacement value (PRV)	539.3	701.1
Negative replacement value (NRV)	532.5	695.4
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	10,366.8	8,055.9
Positive replacement value (PRV)	8.6	2.6
Negative replacement value (NRV)	8.5	2.5
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	31,998.5	29,159.0
Positive replacement value (PRV)	479.2	635.8
Negative replacement value (NRV)	472.4	630.1
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,961.1	3,739.9
Positive replacement value (PRV)	51.1	62.4
Negative replacement value (NRV)	51.3	62.6
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,357.7	1,145.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	639.5	952.0
Positive replacement value (PRV)	0.4	0.3
Negative replacement value (NRV)	0.3	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,961.0	4,543.2
Positive replacement value (PRV)	70.3	63.4
Negative replacement value (NRV)	81.5	78.6
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,386.4	2,134.1
Positive replacement value (PRV)	25.5	21.6
Negative replacement value (NRV)	23.8	21.3
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,377.3	1,336.4
Positive replacement value (PRV)	31.0	32.1
Negative replacement value (NRV)	42.6	46.6
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,131.9	985.3
Positive replacement value (PRV)	13.7	9.7
Negative replacement value (NRV)	15.0	10.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	60.1	83.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.3	3.6
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.1	0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,696.6	1,694.5
Positive replacement value (PRV)	29.3	30.6
Negative replacement value (NRV)	29.2	29.8
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	1,005.7	844.3
Positive replacement value (PRV)	37.8	30.3
Negative replacement value (NRV)	38.0	31.1
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	5.1	5.5
Positive replacement value (PRV)	0.7	0.6
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	221.5	211.1
Positive replacement value (PRV)	5.7	4.5
Negative replacement value (NRV)	7.0	5.9
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	256.1	215.1
Positive replacement value (PRV)	12.8	11.5
Negative replacement value (NRV)	11.8	11.1
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	52.0	74.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	471.0	338.2
Positive replacement value (PRV)	18.6	13.7
Negative replacement value (NRV)	19.2	14.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	217.3	226.7
Positive replacement value (PRV)	9.2	7.9
Negative replacement value (NRV)	9.6	7.8
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	28.0	31.3
Positive replacement value (PRV)	2.1	1.1
Negative replacement value (NRV)	3.0	1.4
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	51.1	55.3
Positive replacement value (PRV)	3.8	3.6
Negative replacement value (NRV)	2.9	3.1
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	45.0	54.2
Positive replacement value (PRV)	1.9	1.6
Negative replacement value (NRV)	2.0	1.6
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	35.1	35.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	58.1	50.4
Positive replacement value (PRV)	1.4	1.6
Negative replacement value (NRV)	1.7	1.7
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	88.1	77.6
Positive replacement value (PRV)	2.6	4.0
Negative replacement value (NRV)	1.0	1.4
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	64.6	58.0
Positive replacement value (PRV)	2.5	3.8
Negative replacement value (NRV)	0.7	1.3
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	64.6	58.0
Positive replacement value (PRV)	2.5	3.8
Negative replacement value (NRV)	0.7	1.3
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	23.5	19.6
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	23.5	19.6
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0